Litigation - France (Details) € in Millions																1 Months Ended			12 Months Ended
	Dec. 18, 2017 EUR (€)	Jun. 07, 2017 EUR (€)	May 10, 2017 EUR (€)	Apr. 28, 2017 EUR (€)	Nov. 03, 2016 EUR (€)	May 19, 2016 EUR (€)	Apr. 12, 2016 EUR (€)	Dec. 17, 2015 EUR (€) item	Jun. 18, 2015 EUR (€)	May 27, 2015 EUR (€)	Mar. 16, 2015 EUR (€)	Jun. 20, 2014 EUR (€)	Feb. 12, 2014 EUR (€)	Feb. 25, 2013 EUR (€)	Apr. 24, 2012 EUR (€)	Apr. 30, 2016 EUR (€)	Oct. 31, 2010 EUR (€)	Mar. 31, 2009 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2010 EUR (€)
IFRS Loss contingencies [line items]
Damages awarded																			€ 278.0	€ 86.0	€ 506.0
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member]
IFRS Loss contingencies [line items]
Fines imposed					€ 60.0	€ 117.0		€ 350.0
Number of anti-competitive practices cited | item								4
Percentage reduction in fines previously imposed						20.00%
Fines reimbursed						€ 23.0
FRANCE | French Competition Authority, anti-competitive practices judicial inquiry [member] | Societe francaise du radiotelephone [member]
IFRS Loss contingencies [line items]
Fines imposed						€ 66.0
FRANCE | Societe francaise du radiotelephone, anti-competitive practices litigation [member]
IFRS Loss contingencies [line items]
Damages sought									€ 512.0							€ 2,400.0
FRANCE | Verizon, anti-competitive practices litigation [member]
IFRS Loss contingencies [line items]
Damages sought								€ 215.0
FRANCE | BT Group, anti-competitive practices litigation [member]
IFRS Loss contingencies [line items]
Damages sought								170.0
FRANCE | Nerim, anti-competitive practices litigation [member]
IFRS Loss contingencies [line items]
Damages sought								€ 24.0
FRANCE | Euro-Information Telecom and Outremer Telecom, anti-competitive practices action [member]
IFRS Loss contingencies [line items]
Damages sought					€ 39.0
FRANCE | Digicel, anti-competitive practices action [member]
IFRS Loss contingencies [line items]
Damages sought																		€ 494.0
Damages awarded	€ 180.0
Damages awarded including capitalized interest	€ 346.0
FRANCE | Outremer Telecom, anti-competitive practices action [member]
IFRS Loss contingencies [line items]
Damages sought																	€ 75.0
Damages awarded											€ 8.0
Revised amount of damages awarded			€ 3.0
FRANCE | Numericable Group, fixed-line services litigation [member]
IFRS Loss contingencies [line items]
Damages sought																							€ 3,100.0
Claims dismissed												€ 2,583.0		€ 542.0
FRANCE | Societe francaise du radiotelephone, fixed-line services litigation [member]
IFRS Loss contingencies [line items]
Damages sought															€ 257.0
Damages awarded													€ 51.0
Revised amount of damages awarded							€ 53.0
Claims filed seeking payment for services provided																						€ 49.0
FRANCE | Verizon, fixed-line services litigation [member]
IFRS Loss contingencies [line items]
Fines reimbursed				€ 0.5
Payment ordered for services provided																						0.5
Claims filed seeking payment for services provided																						€ 41.0
FRANCE | Lectiel, prejudice litigation [member]
IFRS Loss contingencies [line items]
Damages sought										€ 4,700.0
Damages awarded		€ 6.0